Annual Total Returns [BarChart] - LVIP Dimensional International Core Equity Fund - Standard Class	May 01, 2021
Bar Chart Table:
2016	4.51%
2017	27.36%
2018	(17.55%)
2019	20.85%
2020	6.86%